Income Taxes (Tables)	12 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets

	June 30, 2024	June 30, 2023
Deferred tax assets (liabilities):
Tax loss carryforward	$51,429,074	$48,080,664
Intangible assets	(114,161)	(189,854)
Stock based compensation	5,860,272	4,575,852
R&D capitalized	12,467,969	8,171,276
Valuation Allowance	(69,643,154)	(60,637,938)
Net deferred tax assets	$-	$-

Schedule of effective income tax rate reconciliation

	2024	2023

Income tax expense at federal statutory rate	21%	21%
State taxes, net of federal benefit	7%	7%
Change in valuation allowance	(28)%	(28)%
Effective tax rate	-	-